Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.56%
Aqua Finance Trust Series 2019-A Class A 144A	3.14%	7-16-2040	$292,016	$ 299,986
Avis Budget Rental Car Funding Series 2019-2A Class C 144A	4.24	9-22-2025	2,000,000	2,140,862
BCC Funding Corporation Series 2019-1A Class D 144A	3.94	7-20-2027	450,000	454,524
Chesapeake Funding II LLC Series 2018-1A Class D 144A	3.92	4-15-2030	1,980,000	1,984,495
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	788,000	833,956
Mosaic Solar Loans LLC Series 2019-2A Class A 144A	2.88	9-20-2040	159,676	167,524
Santander Retail Auto Lease Trust Series 2019-A Class D 144A	3.66	5-20-2024	2,000,000	2,041,297
SoFi Consumer Loan Program Trust Series 2019-2 Class C 144A	3.46	4-25-2028	2,000,000	2,049,641
Total Asset-backed securities (Cost $9,686,636)				9,972,285

	Shares
Common stocks: 28.43%
Communication services: 1.40%
Diversified telecommunication services: 0.29%
Indus Towers Limited	18,732	60,143
PT Telekomunikasi Indonesia Persero Tbk	412,500	89,612
Verizon Communications Incorporated #	31,018	1,737,939
		1,887,694
Entertainment: 0.32%
Netease Incorporated	6,725	152,355
Nintendo Company Limited	3,214	1,869,469
		2,021,824
Interactive media & services: 0.36%
Alphabet Incorporated Class A †#	839	2,048,662
Baidu Incorporated ADR †	1,276	260,176
		2,308,838
Wireless telecommunication services: 0.43%
America Movil SAB de CV ADR	4,417	66,255
SK Telecom Company Limited	540	153,443
Vodacom Group Limited	138,724	1,250,945
Vodafone Group plc	756,482	1,269,752
		2,740,395
Consumer discretionary: 2.42%
Automobiles: 0.79%
Bayerische Motoren Werke AG	13,140	1,391,517
Ford Motor Company †	67,846	1,008,192
Hero Motorcorp Limited	2,290	89,425
Honda Motor Company Limited	55,100	1,760,700
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Automobiles (continued)
Kia Motors Corporation	1,107	$ 88,076
Tesla Motors Incorporated	1,075	730,678
		5,068,588
Hotels, restaurants & leisure: 0.29%
888 Holdings plc	149,659	794,555
Evolution Gaming Group 144A	4,527	715,382
Genting Malaysia Bhd	100,900	67,323
Kangwon Land Incorporated †	3,218	76,867
NagaCorp Limited	74,000	71,386
Sands China Limited †	22,800	96,024
		1,821,537
Household durables: 0.15%
Cury Construtora e Incorporadora SA	34,309	70,635
Gree Electric Appliances Incorporated Class A	16,400	132,237
Midea Group Company Limited Class A	21,299	235,258
Suofeiya Home Collection Company Limited Class A	17,099	64,041
Whirlpool Corporation	2,200	479,644
		981,815
Internet & direct marketing retail: 0.30%
Amazon.com Incorporated †#	519	1,785,443
Naspers Limited	612	128,494
		1,913,937
Leisure products: 0.01%
Giant Manufacturing Company Limited	5,500	62,871
Multiline retail: 0.35%
Detsky Mir PJSC	38,340	79,129
Target Corporation #	9,025	2,181,704
		2,260,833
Specialty retail: 0.51%
China Yongda Automobile Service Holding Company	63,000	112,785
Chow Tai Fook Jewellery Company Limited	85,000	194,209
Fix Price Group Limited GDR †	7,281	63,709
Jarir Marketing Company	1,917	107,948
Lowe's Companies Incorporated	4,709	913,405
Petrobras Distribuidora SA	16,500	88,508
The Home Depot Incorporated #	1,800	574,002
Topsports International Holdings Limited 144A	737,000	1,207,403
		3,261,969
Textiles, apparel & luxury goods: 0.02%
Bosideng International Holdings Limited	164,000	117,229
Consumer staples: 0.68%
Beverages: 0.02%
Ambev SA	29,200	100,214
Food & staples retailing: 0.41%
Tesco plc	248,370	765,990
Walmart de Mexico SAB de CV	21,800	71,205
See accompanying notes to portfolio of investments

2  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Food & staples retailing (continued)
Walmart Incorporated #	11,839	$ 1,669,536
X5 Retail Group NV	3,488	122,301
		2,629,032
Food products: 0.05%
Inner Mongolia Yili Industrial Group Company Limited Class A	14,000	79,799
Tingyi Holding Corporation	76,000	151,720
WH Group Limited 144A	128,000	115,070
		346,589
Personal products: 0.20%
L'Oréal SA	2,885	1,285,570
Energy: 0.53%
Oil, gas & consumable fuels: 0.53%
ConocoPhillips #	17,294	1,053,205
LUKOIL PJSC ADR	1,722	159,492
Rosneft Oil Company PJSC	10,700	83,530
Royal Dutch Shell plc Class A	55,948	1,119,720
Total SA	22,499	1,017,906
Financials: 3.05%
Banks: 1.21%
Banco Santander Chile SA	1,127,644	55,753
Bangkok Bank PCL	30,400	107,183
BNP Paribas SA	14,584	914,280
China Construction Bank Class H	2,225,000	1,750,930
China Merchants Bank Company Limited Class H	18,000	153,588
Citizens Financial Group Incorporated	20,080	921,070
CTBC Financial Holding Company Limited	92,000	74,954
Grupo Financiero Banorte SAB de CV	16,700	107,535
ING Groep NV	80,537	1,063,834
JPMorgan Chase & Company #	10,347	1,609,372
KB Financial Group Incorporated	3,949	195,670
National Commercial Bank	9,038	138,801
Postal Savings Bank of China Company Limited Class H 144A†	103,000	69,380
PT Bank Rakyat Indonesia Tbk	270,900	73,610
Qatar National Bank	30,020	147,998
RHB Bank Bhd	48,300	62,825
Sberbank PJSC ADR	8,995	149,362
Standard Bank Group Limited	16,358	146,180
		7,742,325
Capital markets: 0.80%
Amundi SA 144A	11,237	990,660
Ares Capital Corporation #	68,992	1,351,553
B3 Brasil Bolsa Balcao SA	32,100	108,553
BlackRock Incorporated	1,548	1,354,454
China International Capital Corporation Limited Class H 144A	51,600	138,897
Hong Kong Exchanges & Clearing Limited	1,700	101,330
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Capital markets (continued)
Moscow Exchange MICEX-RTS PJSC	46,470	$ 108,344
UBS Group AG	63,796	976,332
		5,130,123
Consumer finance: 0.03%
Manappuram Finance Limited	83,074	188,601
Diversified financial services: 0.27%
Banco BTG Pactual SA	5,601	137,452
LIC Housing Finance Limited	29,428	186,078
ORIX Corporation	76,000	1,282,344
Tisco Financial Group PCL	32,300	89,190
		1,695,064
Insurance: 0.39%
Ping An Insurance Group Company Class H	26,700	261,522
Power Corporation of Canada	35,819	1,132,130
Powszechny Zaklad Ubezpieczen SA †	7,467	71,870
Samsung Fire & Marine Insurance Company Limited	541	105,928
Unipol Gruppo SpA	172,334	938,353
		2,509,803
Mortgage REITs: 0.35%
AGNC Investment Corporation #	88,071	1,487,519
Redwood Trust Incorporated	64,415	777,489
		2,265,008
Health care: 5.62%
Biotechnology: 1.79%
AbbVie Incorporated #	51,881	5,843,876
Alexion Pharmaceuticals Incorporated †	8,500	1,561,535
Amgen Incorporated #	10,000	2,437,500
Biogen Incorporated †	1,000	346,270
Neurocrine Biosciences Incorporated †	6,200	603,384
Vertex Pharmaceuticals Incorporated †	2,800	564,564
Zhejiang NHU Company Limited	27,240	120,908
		11,478,037
Health care equipment & supplies: 0.91%
Abbott Laboratories	13,000	1,507,090
Becton Dickinson & Company	4,000	972,760
Danaher Corporation	12,428	3,335,178
		5,815,028
Health care providers & services: 1.12%
Anthem Incorporated	2,500	954,500
CVS Health Corporation #	22,043	1,839,268
Life Healthcare Group Holdings Limited †	59,461	94,605
McKesson Corporation	6,000	1,147,440
Patterson Companies Incorporated	43,542	1,323,241
UnitedHealth Group Incorporated #	4,513	1,807,186
		7,166,240
See accompanying notes to portfolio of investments

4  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Life sciences tools & services: 0.61%
Bio-Rad Laboratories Incorporated Class A †	1,000	$ 644,290
IQVIA Holdings Incorporated †	3,100	751,192
Thermo Fisher Scientific Incorporated	5,000	2,522,350
		3,917,832
Pharmaceuticals: 1.19%
Bristol-Myers Squibb Company #	71,746	4,794,068
Horizon Therapeutics plc †	16,000	1,498,240
Merck & Company Incorporated	13,700	1,065,449
Merck KGaA ADR	6,000	230,340
		7,588,097
Industrials: 4.17%
Aerospace & defense: 0.52%
Curtiss-Wright Corporation	3,000	356,280
L3Harris Technologies Incorporated	13,900	3,004,485
		3,360,765
Air freight & logistics: 0.21%
United Parcel Service Incorporated Class B	6,567	1,365,739
Electrical equipment: 0.75%
AMETEK Incorporated	15,000	2,002,500
Emerson Electric Company	16,649	1,602,300
Nari Technology Company Limited	26,040	93,658
Schneider Electric SE	6,994	1,100,333
		4,798,791
Industrial conglomerates: 0.26%
Honeywell International Incorporated #	2,500	548,375
Siemens AG	6,230	987,081
The Bidvest Group Limited	9,129	121,758
		1,657,214
Machinery: 1.53%
Crane Company	3,000	277,110
Cummins Incorporated #	5,414	1,319,987
Doosan Bobcat Incorporated †	2,960	126,164
Epiroc AB Class A	44,680	1,018,053
Hillenbrand Incorporated	18,479	814,554
IDEX Corporation	5,500	1,210,275
John Bean Technologies Corporation	12,000	1,711,440
The Timken Company	29,000	2,337,110
Volvo AB Class B	40,190	966,934
		9,781,627
Professional services: 0.38%
Leidos Holdings Incorporated #	24,000	2,426,400
Road & rail: 0.18%
TFI International Incorporated	12,695	1,158,997
Trading companies & distributors: 0.31%
BOC Aviation Limited 144A	11,900	100,389
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  5

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
Ferguson plc	5,802	$ 806,604
Russel Metals Incorporated	38,331	1,047,331
		1,954,324
Transportation infrastructure: 0.03%
China Merchants Port Holdings Company Limited	74,000	108,079
International Container Terminal Services Incorporated	22,850	76,627
		184,706
Information technology: 7.89%
Communications equipment: 0.19%
Cisco Systems Incorporated	23,308	1,235,324
Electronic equipment, instruments & components: 0.80%
Amphenol Corporation Class A	48,000	3,283,680
Hon Hai Precision Industry Company Limited	35,600	143,103
Keysight Technologies Incorporated †#	9,023	1,393,241
Simplo Technology Company Limited	6,000	77,308
Unimicron Technology Corporation	38,000	175,935
Universal Scientific Industrial Shanghai Company Limited Class A	26,100	67,901
		5,141,168
IT services: 0.74%
Akamai Technologies Incorporated †	24,000	2,798,400
Infosys Limited ADR	13,076	277,080
International Business Machines Corporation	9,024	1,322,828
MasterCard Incorporated Class A	700	255,563
Tech Mahindra Limited	8,210	120,996
		4,774,867
Semiconductors & semiconductor equipment: 3.02%
Advanced Micro Devices Incorporated †	15,000	1,408,950
Analog Devices Incorporated	1,400	241,024
ASE Technology Holding Company Limited	25,000	100,493
ASM Pacific Technology	8,000	108,394
ASMedia Technology Incorporated	1,700	82,064
Broadcom Incorporated	10,000	4,768,400
KLA Corporation #	3,125	1,013,156
Mediatek Incorporated	2,600	89,769
Microchip Technology Incorporated	10,000	1,497,400
Micron Technology Incorporated †	9,000	764,820
Nvidia Corporation #	2,062	1,649,806
QUALCOMM Incorporated #	15,374	2,197,406
SK Hynix Incorporated	1,727	195,527
Taiwan Semiconductor Manufacturing Company Limited	46,000	982,324
Taiwan Semiconductor Manufacturing Company Limited ADR #	10,075	1,210,612
Texas Instruments Incorporated #	11,861	2,280,870
Xilinx Incorporated	5,000	723,200
		19,314,215
See accompanying notes to portfolio of investments

6  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Software: 1.56%
Adobe Incorporated †	3,500	$ 2,049,740
ANSYS Incorporated †	2,000	694,120
Microsoft Corporation #	19,260	5,217,534
Synopsys Incorporated †	7,300	2,013,267
		9,974,661
Technology hardware, storage & peripherals: 1.58%
Advantech Company Limited	9,300	115,155
Apple Incorporated #	22,716	3,111,183
Lenovo Group Limited	806,000	927,010
Lite-On Technology Corporation	479,000	990,234
Logitech International SA	10,139	1,228,405
Quanta Computer Incorporated	23,000	72,230
Samsung Electronics Company Limited	10,098	723,624
Samsung Electronics Company Limited GDR 144A	753	1,342,976
Seagate Technology Holdings plc	15,132	1,330,557
Western Digital Corporation †	3,500	249,095
		10,090,469
Materials: 1.79%
Chemicals: 0.73%
Eastman Chemical Company	9,800	1,144,150
Huntsman Corporation	33,000	875,160
Lomon Billions Group Company Limited	16,500	88,304
LyondellBasell Industries NV Class A #	9,616	989,198
Sociedad Quimica Minera de Chile	2,390	113,119
The Sherwin-Williams Company	4,500	1,226,025
Tronox Holdings plc Class A	6,900	154,560
Xinyangfeng Agricultural Technology Company Limited	27,400	66,280
		4,656,796
Containers & packaging: 0.51%
AptarGroup Incorporated	5,300	746,452
Berry Global Group Incorporated †	36,000	2,347,920
Sealed Air Corporation	3,200	189,600
		3,283,972
Metals & mining: 0.55%
Alrosa PJSC	86,560	158,821
Fortescue Metals Group Limited	92,022	1,610,738
Impala Platinum Holdings Limited	6,256	103,167
POSCO	294	90,851
Rio Tinto plc	16,018	1,318,162
Southern Copper Corporation	1,215	78,149
Vale SA	7,700	175,324
		3,535,212
Real estate: 0.41%
Equity REITs: 0.23%
Easterly Government Properties Incorporated	63,704	1,342,880
Embassy Office Parks REIT	30,000	141,415
		1,484,295
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  7

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Real estate management & development: 0.18%
China Resources Land Limited	37,350	$ 151,290
Logan Property Holdings Company Limited	549,442	822,291
Shimao Property Holding Limited	48,500	118,934
WHA Corporation PCL	616,000	61,504
		1,154,019
Utilities: 0.47%
Electric utilities: 0.21%
Power Grid Corporation of India Limited	45,640	142,698
SSE plc	57,941	1,202,648
		1,345,346
Gas utilities: 0.26%
ENN Energy Holdings Limited	8,100	154,190
Gail India Limited	79,428	159,914
Kunlun Energy Company Limited	110,000	101,439
Mahanagar Gas Limited	9,669	147,838
Pennon Group plc	69,568	1,092,730
		1,656,111
Total Common stocks (Cost $138,543,765)		182,073,964

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 44.27%
Communication services: 2.95%
Diversified telecommunication services: 0.26%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$410,000	417,585
Frontier Communications Corporation 144A	5.88	10-15-2027	395,000	423,144
Windstream Corporation 144A	7.75	8-15-2028	405,000	417,150
Zayo Group Holdings Incorporated 144A	6.13	3-1-2028	375,000	382,969
				1,640,848
Entertainment: 0.20%
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	405,000	421,759
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	750,000	832,350
				1,254,109
Interactive media & services: 0.06%
Rackspace Technology Company 144A«	5.38	12-1-2028	410,000	420,250
Media: 2.30%
Block Communications Incorporated 144A	4.88	3-1-2028	410,000	418,200
CCO Holdings LLC 144A	5.13	5-1-2027	2,385,000	2,501,627
Cinemark USA Incorporated 144A	5.88	3-15-2026	115,000	120,342
Cinemark USA Incorporated 144A	8.75	5-1-2025	575,000	629,625
Cinemark USA Incorporated 144A	5.25	7-15-2028	605,000	620,125
CSC Holdings LLC 144A	6.50	2-1-2029	765,000	847,314
CSC Holdings LLC 144A	7.50	4-1-2028	1,515,000	1,662,713
Diamond Sports Group LLC 144A	5.38	8-15-2026	490,000	317,275
Diamond Sports Group LLC 144A	6.63	8-15-2027	975,000	478,857
Gray Television Incorporated 144A	5.88	7-15-2026	1,210,000	1,249,325
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	1,580,000	1,674,800
See accompanying notes to portfolio of investments

8  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Nielsen Finance LLC 144A	5.88%	10-1-2030	$1,945,000	$ 2,116,983
QVC Incorporated	4.75	2-15-2027	405,000	429,450
Salem Media Group Incorporated 144A«	6.75	6-1-2024	845,000	819,650
Townsquare Media Incorporated 144A	6.88	2-1-2026	800,000	856,000
				14,742,286
Wireless telecommunication services: 0.13%
Consolidated Communications Holdings Incorporated 144A	6.50	10-1-2028	790,000	849,843
Consumer discretionary: 4.61%
Auto components: 1.11%
Clarios Global LP 144A	6.25	5-15-2026	90,000	95,878
Clarios Global LP 144A	8.50	5-15-2027	545,000	594,159
Speedway Motors Incorporated 144A	4.88	11-1-2027	1,530,000	1,543,388
Tenneco Incorporated «	5.00	7-15-2026	3,695,000	3,675,417
Tenneco Incorproated 144A	5.13	4-15-2029	1,175,000	1,207,418
				7,116,260
Automobiles: 0.07%
Ford Motor Company	9.00	4-22-2025	345,000	425,340
Hotels, restaurants & leisure: 1.57%
Carnival Corporation 144A	10.50	2-1-2026	615,000	716,014
Carnival Corporation 144A	5.75	3-1-2027	410,000	429,475
Carnival Corporation 144A	7.63	3-1-2026	790,000	858,138
Carnival Corporation 144A	9.88	8-1-2027	730,000	852,275
Carnival Corporation 144A	11.50	4-1-2023	1,100,000	1,237,940
CCM Merger Incorporated 144A	6.38	5-1-2026	1,585,000	1,664,250
NCL Corporation Limited 144A	5.88	3-15-2026	420,000	439,950
NCL Corporation Limited 144A	12.25	5-15-2024	1,055,000	1,274,124
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	475,000	497,468
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	1,145,000	1,256,638
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	740,000	842,675
				10,068,947
Household durables: 1.12%
Installed Building Company 144A	5.75	2-1-2028	6,190,000	6,514,975
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	605,000	631,681
				7,146,656
Multiline retail: 0.13%
Macy's Incorporated 144A	8.38	6-15-2025	765,000	842,418
Specialty retail: 0.61%
Asbury Automotive Group Incorporated	4.75	3-1-2030	400,000	418,000
Lithia Motors Incorporated 144A	3.88	6-1-2029	245,000	253,955
Lithia Motors Incorporated 144A	4.63	12-15-2027	795,000	840,792
NMG Holding Company Incorporated 144A	7.13	4-1-2026	645,000	688,538
Rent-A-Center Incorporated 144A	6.38	2-15-2029	400,000	429,500
Sonic Automotive Incorporated	6.13	3-15-2027	1,230,000	1,284,452
				3,915,237
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  9

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer staples: 2.31%
Food & staples retailing: 0.20%
PetSmart Incorporated 144A	4.75%	2-15-2028	$820,000	$ 851,775
PetSmart Incorporated 144A	7.75	2-15-2029	395,000	435,488
				1,287,263
Food products: 1.40%
CHS Incorporated 144A	6.63	2-15-2025	515,000	544,607
CHS Incorporated 144A	6.88	4-15-2029	410,000	429,053
Kraft Heinz Foods Company	3.00	6-1-2026	400,000	425,974
Kraft Heinz Foods Company	4.38	6-1-2046	400,000	453,279
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,395,000	1,443,518
Post Holdings Incorporated 144A	4.50	9-15-2031	5,720,000	5,710,562
				9,006,993
Household durables: 0.71%
Spectrum Brands Incorporated 144A	3.88	3-15-2031	4,611,000	4,530,907
Energy: 5.52%
Energy equipment & services: 1.17%
Bristow Group Incorporated 144A	6.88	3-1-2028	2,485,000	2,534,700
Hilcorp Energy Company 144A	6.25	11-1-2028	1,210,000	1,285,625
Oceaneering International Incorporated	4.65	11-15-2024	770,000	775,198
Pattern Energy Operations LP 144A	4.50	8-15-2028	1,575,000	1,630,440
USA Compression Partners LP	6.88	4-1-2026	1,225,000	1,283,188
				7,509,151
Oil, gas & consumable fuels: 4.35%
Aethon United 144A	8.25	2-15-2026	1,195,000	1,293,827
Antero Resources Corporation	5.00	3-1-2025	1,260,000	1,289,572
Archrock Partners LP 144A	6.88	4-1-2027	795,000	843,694
Buckeye Partners LP	5.85	11-15-2043	425,000	421,813
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	2,110,000	2,453,480
Cheniere Energy Partners LP	4.50	10-1-2029	1,560,000	1,677,000
Cheniere Energy Partners LP 144A	5.50	6-15-2031	725,000	755,443
Continental Resources Incorporated	4.50	4-15-2023	805,000	837,667
DCP Midstream Operating Company	5.13	5-15-2029	1,175,000	1,298,375
DT Midstream Incorporated 144A	4.13	6-15-2029	190,000	192,913
DT Midstream Incorporated 144A	4.38	6-15-2031	190,000	194,140
Encino Acquisition Partners Company 144A	8.50	5-1-2028	800,000	816,000
EnLink Midstream LLC	5.38	6-1-2029	850,000	887,077
EnLink Midstream Partners LP	5.60	4-1-2044	1,480,000	1,339,400
Enviva Partners LP 144A	6.50	1-15-2026	2,005,000	2,095,225
Harvest Midstream LP 144A	7.50	9-1-2028	790,000	857,940
Murphy Oil Corporation	5.75	8-15-2025	415,000	425,894
Murphy Oil Corporation	6.38	7-15-2028	365,000	384,838
New Fortress Energy Incorporated 144A	6.50	9-30-2026	760,000	776,568
Occidental Petroleum Corporation	6.45	9-15-2036	2,740,000	3,275,944
Range Resources Corporation	9.25	2-1-2026	770,000	848,925
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	370,000	391,275
Southwestern Energy Company	7.50	4-1-2026	1,575,000	1,667,531
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	405,000	421,046
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	1,000,000	1,095,000
See accompanying notes to portfolio of investments

10  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Western Midstream Operating LP	5.30%	2-1-2030	$385,000	$ 431,202
Western Midstream Operating LP	6.50	2-1-2050	725,000	839,430
				27,811,219
Financials: 4.09%
Banks: 1.35%
Citigroup Incorporated (U.S. SOFR+3.23%) ʊ±	4.70	10-6-2025	1,000,000	1,031,850
Citizens Financial Group Incorporated (5 Year Treasury Constant Maturity+5.31%) ʊ±	5.65	10-6-2025	2,000,000	2,210,000
Fifth Third Bancorp (5 Year Treasury Constant Maturity+4.22%) ʊ±	4.50	9-30-2025	2,000,000	2,170,000
JPMorgan Chase & Company (U.S. SOFR+3.13%) ʊ±	4.60	2-3-2025	1,000,000	1,036,300
Truist Financial Corporation (5 Year Treasury Constant Maturity+4.61%) ʊ±	4.95	9-2-2025	2,000,000	2,197,000
				8,645,150
Capital markets: 0.13%
Oppenheimer Holdings Incorporated	5.50	10-1-2025	815,000	850,656
Consumer finance: 1.27%
Acuris Finance U.S. Incorporated 144A	5.00	5-1-2028	265,000	264,168
Discover Financial Services (5 Year Treasury Constant Maturity+5.78%) ʊ±	6.13	6-23-2025	1,000,000	1,122,200
FirstCash Incorporated 144A	4.63	9-1-2028	405,000	423,367
Ford Motor Credit Company LLC	4.39	1-8-2026	1,200,000	1,296,000
Ford Motor Credit Company LLC	5.13	6-16-2025	1,555,000	1,712,444
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	1,980,000	2,125,748
Onemain Finance Corporation	3.50	1-15-2027	355,000	357,663
Springleaf Finance Corporation	7.13	3-15-2026	720,000	838,591
				8,140,181
Diversified financial services: 0.33%
LPL Holdings Incorporated 144A	4.38	5-15-2031	650,000	657,313
LPL Holdings Incorporated 144A	4.63	11-15-2027	815,000	844,544
United Shore Financial Services LLC 144A	5.50	11-15-2025	565,000	585,074
				2,086,931
Insurance: 0.28%
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	540,000	550,800
Genworth Mortgage Holding Incorporated 144A	6.50	8-15-2025	770,000	848,694
USI Incorporated 144A	6.88	5-1-2025	410,000	415,137
				1,814,631
Mortgage REITs: 0.27%
Starwood Property Trust Incorporated	4.75	3-15-2025	1,625,000	1,690,000
Thrifts & mortgage finance: 0.46%
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	430,000	430,000
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,685,000	1,714,488
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	810,000	809,814
				2,954,302
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  11

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 6.77%
Health care equipment & supplies: 1.10%
Hologic Incorporated 144A	3.25%	2-15-2029	$5,000,000	$ 4,956,250
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	820,000	836,400
Teleflex Incorporated	4.63	11-15-2027	1,144,000	1,218,577
				7,011,227
Health care providers & services: 3.85%
Air Methods Corporation 144A	8.00	5-15-2025	560,000	529,200
AMN Healthcare Incorporated 144A	4.00	4-15-2029	4,500,000	4,531,793
AMN Healthcare Incorporated 144A	4.63	10-1-2027	1,350,000	1,402,920
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	3,000,000	2,905,140
Centene Corporation	3.38	2-15-2030	1,480,000	1,547,074
Centene Corporation	4.63	12-15-2029	1,390,000	1,528,680
Davita Incorporated 144A	4.63	6-1-2030	6,200,000	6,374,964
Encompass Health Corporation	4.63	4-1-2031	3,000,000	3,214,350
HealthSouth Corporation	5.13	3-15-2023	667,000	668,668
Select Medical Corporation 144A	6.25	8-15-2026	675,000	718,889
Tenet Healthcare Corporation 144A	4.88	1-1-2026	405,000	420,066
Vizient Incorporated 144A	6.25	5-15-2027	790,000	835,425
				24,677,169
Health care technology: 0.32%
IQVIA Incorporated 144A	5.00	10-15-2026	2,000,000	2,070,000
Life sciences tools & services: 0.54%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	2,200,000	2,288,726
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	1,100,000	1,137,125
				3,425,851
Pharmaceuticals: 0.96%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	225,000	230,288
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	1,180,000	1,167,079
Organon Finance 1 LLC 144A	5.13	4-30-2031	4,600,000	4,738,920
				6,136,287
Industrials: 7.69%
Aerospace & defense: 1.80%
Moog Incorporated 144A	4.25	12-15-2027	2,000,000	2,070,000
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	425,000	416,500
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	1,190,000	1,264,375
TransDigm Group Incorporated 144A	4.63	1-15-2029	1,850,000	1,850,648
TransDigm Group Incorporated	6.38	6-15-2026	5,000,000	5,179,850
TransDigm Group Incorporated 144A	4.88	5-1-2029	750,000	757,125
				11,538,498
Airlines: 1.09%
American Airlines Group Incorporated 144A«	3.75	3-1-2025	325,000	299,406
American Airlines Group Incorporated 144A	5.50	4-20-2026	825,000	873,469
American Airlines Group Incorporated 144A	5.75	4-20-2029	1,425,000	1,540,781
Delta Air Lines Incorporated 144A	4.75	10-20-2028	1,765,000	1,962,252
Hawaiian Airlines Incorporated	3.90	7-15-2027	477,356	466,752
See accompanying notes to portfolio of investments

12  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Mileage Plus Holdings LLC 144A	6.50%	6-20-2027	$1,015,000	$ 1,117,515
United Airlines Incorporated 144A	4.63	4-15-2029	700,000	724,500
				6,984,675
Commercial services & supplies: 2.29%
ACCO Brands Corporation 144A	4.25	3-15-2029	3,350,000	3,316,483
Clean Harbors Incorporated 144A	4.88	7-15-2027	1,500,000	1,571,250
Clean Harbors Incorporated 144A	5.13	7-15-2029	2,000,000	2,175,000
Corecivic Incorporated	8.25	4-15-2026	580,000	601,866
Northern Light Health	5.02	7-1-2036	1,000,000	1,087,998
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	815,000	833,338
Stericycle Incorporated 144A	3.88	1-15-2029	5,070,000	5,060,012
				14,645,947
Construction & engineering: 0.76%
Dycom Industries Incorporated 144A	4.50	4-15-2029	4,430,000	4,468,364
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	380,000	391,438
				4,859,802
Electrical equipment: 0.91%
Sensata Technologies BV 144A	4.00	4-15-2029	5,750,000	5,836,729
Machinery: 0.32%
Meritor Incorporated 144A	4.50	12-15-2028	410,000	415,638
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	1,545,000	1,657,013
				2,072,651
Road & rail: 0.15%
Uber Technologies Incorporated 144A	8.00	11-1-2026	905,000	975,138
Trading companies & distributors: 0.37%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,110,000	1,155,788
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,160,000	1,204,950
				2,360,738
Information technology: 3.35%
Communications equipment: 1.23%
CommScope Incorporated 144A	8.25	3-1-2027	905,000	967,264
CommScope Technologies LLC 144A	5.00	3-15-2027	6,740,000	6,900,075
				7,867,339
Electronic equipment, instruments & components: 0.57%
TTM Technologies Incorporated 144A	4.00	3-1-2029	3,615,000	3,636,907
IT services: 0.33%
Gartner Incorporated 144A	3.63	6-15-2029	650,000	659,750
Sabre GLBL Incorporated 144A	9.25	4-15-2025	1,250,000	1,486,038
				2,145,788
Semiconductors & semiconductor equipment: 0.90%
Synaptics Incorporated 144A	4.00	6-15-2029	5,750,000	5,778,750
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  13

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 0.17%
Logan Merger Sub Incorporated 144A	5.50%	9-1-2027	$200,000	$ 207,010
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	855,000	859,198
				1,066,208
Technology hardware, storage & peripherals: 0.15%
NCR Corporation 144A	5.13	4-15-2029	125,000	128,906
NCR Corporation 144A	5.75	9-1-2027	800,000	846,500
				975,406
Materials: 4.01%
Chemicals: 2.12%
Koppers Incorporated 144A	6.00	2-15-2025	1,564,000	1,614,048
Olin Corporation	5.13	9-15-2027	2,460,000	2,558,400
Olin Corporation	5.50	8-15-2022	2,705,000	2,819,963
Tronox Incorporated 144A	4.63	3-15-2029	3,200,000	3,231,936
Valvoline Incorporated 144A#	3.63	6-15-2031	3,322,000	3,322,000
				13,546,347
Containers & packaging: 1.37%
Ball Corporation	2.88	8-15-2030	6,950,000	6,822,259
Berry Global Incorporated «	5.13	7-15-2023	676,000	676,676
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	1,205,000	1,253,200
				8,752,135
Metals & mining: 0.39%
Arches Buyer Incorporated 144A	4.25	6-1-2028	420,000	415,275
Arches Buyer Incorporated 144A	6.13	12-1-2028	405,000	417,150
Cleveland Cliffs Incorporated	5.88	6-1-2027	410,000	431,013
Cleveland Cliffs Incorporated 144A	9.88	10-17-2025	355,000	416,064
Freeport-McMoRan Incorporated	4.13	3-1-2028	800,000	835,000
				2,514,502
Paper & forest products: 0.13%
Vertical US Newco Incorporated 144A	5.25	7-15-2027	815,000	858,806
Real estate: 2.16%
Equity REITs: 2.16%
Iron Mountain Incorporated 144A	4.50	2-15-2031	950,000	961,875
Iron Mountain Incorporated 144A	4.88	9-15-2027	3,570,000	3,700,858
Sabra Health Care LP	3.90	10-15-2029	1,690,000	1,786,011
SBA Communications Corporation 144A	3.13	2-1-2029	3,250,000	3,133,215
SBA Communications Corporation	3.88	2-15-2027	2,475,000	2,541,590
Service Properties Trust Company	4.95	2-15-2027	1,700,000	1,691,500
				13,815,049
Utilities: 0.81%
Electric utilities: 0.44%
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	1,120,000	1,212,008
NRG Energy Incorporated 144A	5.25	6-15-2029	770,000	819,088
PG&E Corporation	5.25	7-1-2030	790,000	797,505
				2,828,601
See accompanying notes to portfolio of investments

14  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Independent power & renewable electricity producers: 0.37%
TerraForm Power Operating LLC 144A	5.00%	1-31-2028		$1,530,000	$ 1,619,888
Vistra Operations Company LLC 144A	5.63	2-15-2027		700,000	726,250
					2,346,138
Total Corporate bonds and notes (Cost $279,340,972)					283,476,266
Foreign corporate bonds and notes: 2.74%
Financials: 2.74%
Banks: 2.74%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	4.75	9-22-2027	EUR	3,000,000	3,923,875
AIB Group plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.63%) ±	6.25	6-23-2025	EUR	2,000,000	2,697,582
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +4.53%) ʊ±	4.38	1-14-2026	EUR	3,000,000	3,672,868
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.22%) ʊ±	6.38	9-19-2023	EUR	3,000,000	3,881,600
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.36%) ±	6.13	12-5-2030	EUR	2,600,000	3,398,632
					17,574,557
Total Foreign corporate bonds and notes (Cost $15,840,885)					17,574,557

	Shares
Investment companies: 0.99%
Exchange-traded funds: 0.99%
Energy Select Sector SPDR Fund	117,713	6,341,199
Total Investment companies (Cost $6,323,201)		6,341,199

			Principal
Loans: 1.61%
Communication services: 0.13%
Diversified telecommunication services: 0.02%
Frontier Communications Corporation (1 Month LIBOR+3.75%) ±	4.50	5-1-2028	$110,000	110,000
Media: 0.08%
Clear Channel Outdoor Holdings (1 Month LIBOR+3.50%) ±	3.69	8-21-2026	552,190	538,617
Wireless telecommunication services: 0.03%
Consolidated Communications Holdings Incorporated (1 Month LIBOR+3.50%) ±	4.25	10-2-2027	204,000	204,255
Consumer discretionary: 0.19%
Distributors: 0.07%
Spin Holdco Incorporated (1 Month LIBOR+4.00%) ±	4.75	3-1-2028	420,000	420,055
Hotels, restaurants & leisure: 0.00%
CCM Merger Incorporated (1 Month LIBOR+3.75%) ±	4.50	11-4-2025	26,073	26,040
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  15

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household durables: 0.06%
Wilsonart LLC (1 Month LIBOR+3.50%) ±	4.50%	12-19-2026	$374,063	$ 373,861
Specialty retail: 0.06%
Great Outdoors Group LLC (1 Month LIBOR+4.25%) ±	5.00	3-6-2028	413,963	414,997
Energy: 0.06%
Oil, gas & consumable fuels: 0.06%
AL NGPL Holdings LLC (1 Month LIBOR+3.75%) ‡±	4.75	4-14-2028	385,000	387,406
Financials: 0.26%
Capital markets: 0.07%
Nexus Buyer LLC (1 Month LIBOR+3.75%) ±	3.84	11-9-2026	418,939	417,741
Diversified financial services: 0.18%
Mallinckrodt International Finance SA (3 Month LIBOR+4.75%) ±	3.50	9-24-2024	763,008	738,950
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR+3.00%) ±	4.50	5-30-2025	425,000	422,212
				1,161,162
Mortgage REITs: 0.01%
Blackstone Mortgage Trust Incorporated (1 Month LIBOR+2.75%) ‡±	3.25	4-23-2026	69,825	69,650
Health care: 0.35%
Biotechnology: 0.03%
Padagis LLC (1 Month LIBOR+4.75%) ±	5.25	6-30-2028	190,000	188,813
Health care equipment & supplies: 0.13%
Surgery Center Holdings Incorporated (1 Month LIBOR+3.75%) ±	4.50	8-31-2026	837,829	840,837
Health care providers & services: 0.14%
Medrisk Incorporated (1 Month LIBOR+3.75%) ±	4.50	5-10-2028	370,000	369,845
National Mentor Holdings Incorporated (1 Month LIBOR+3.75%) ±	3.75	3-2-2028	21,917	21,941
National Mentor Holdings Incorporated (1 Month LIBOR+3.75%) ±	4.50	2-18-2028	473,215	473,740
National Mentor Holdings Incorporated (1 Month LIBOR+3.75%) ±	4.75	3-2-2028	14,869	14,885
				880,411
Health care technology: 0.05%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR+3.25%) ±	4.00	3-3-2028	334,163	333,013
Industrials: 0.50%
Airlines: 0.16%
JetBlue Airways Corporation (1 Month LIBOR+5.25%) ±	6.25	6-17-2024	8,013	8,171
Mileage Plus Holdings LLC (1 Month LIBOR+5.25%) ±	6.25	6-21-2027	650,000	693,654
United Airlines Incorporated (1 Month LIBOR+3.75%) ±	4.50	4-21-2028	195,000	197,383
WestJet Airlines Limited (3 Month LIBOR+3.00%) ±	4.00	12-11-2026	109,722	107,528
				1,006,736
See accompanying notes to portfolio of investments

16  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies: 0.12%
Polaris Newco LLC (1 Month LIBOR+4.00%) ±	4.50%	6-2-2028	$740,000	$ 741,761
Industrial conglomerates: 0.09%
Werner Finco LP (3 Month LIBOR+4.00%) ‡±	5.00	7-24-2024	611,822	610,292
Professional services: 0.13%
The Dun & Bradstreet Corporation (1 Month LIBOR+3.25%) ±	3.35	2-6-2026	830,825	826,538
Information technology: 0.09%
Software: 0.09%
Emerald Topco Incorporated (1 Month LIBOR+3.50%) ±	3.69	7-24-2026	418,937	416,318
I-Logic Technologies Bidco Limited (1 Month LIBOR+4.00%) ±	4.50	2-16-2028	138,802	139,149
				555,467
Materials: 0.03%
Chemicals: 0.03%
Groupe Solmax Incorporated (1 Month LIBOR+4.75%) ‡±	5.50	6-28-2028	215,000	213,925
Total Loans (Cost $10,316,271)				10,321,577
Municipal obligations: 2.53%
California: 0.45%
Education revenue: 0.36%
California School Finance Authority Charter School 144A	4.25	7-1-2025	935,000	934,058
California School Finance Authority Charter School 144A	5.00	6-15-2031	1,350,000	1,360,723
				2,294,781
Health revenue: 0.09%
California Municipal Finance Authority Series 2019B 144A	4.25	11-1-2023	610,000	611,910
Colorado: 0.07%
Health revenue: 0.07%
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	467,464
Florida: 0.23%
Education revenue: 0.23%
Capital Trust Agency Renaissance Charter School Project Series B 144A	5.63	6-15-2023	405,000	413,164
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	1,000,000	1,088,275
				1,501,439
Georgia: 0.08%
Health revenue: 0.08%
Cobb County GA Development Authority Presbyterian Village Austell Project Series 2019B 144A	5.75	12-1-2028	500,000	503,018
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  17

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.10%
Airport revenue: 0.10%
Guam Port Authority Series C	3.78%	7-1-2021	$635,000	$ 635,000
Illinois: 0.50%
Miscellaneous revenue: 0.50%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,474,630
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,640,000	1,702,443
				3,177,073
Indiana: 0.08%
Health revenue: 0.08%
Knox County IN Good Samaritian Hospital Project Industry Economic Development Series B	5.90	4-1-2034	480,000	517,670
Iowa: 0.20%
GO revenue: 0.20%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,265,551
Louisiana: 0.15%
Health revenue: 0.15%
Louisiana Local Government Environmental Facilities and Community Development Authority	5.75	1-1-2029	935,000	946,558
New Jersey: 0.16%
Education revenue: 0.16%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	1,048,914
New York: 0.22%
Education revenue: 0.09%
Yonkers Economic Development Corporation Series 2019B	4.50	10-15-2024	545,000	545,427
Health revenue: 0.04%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25	11-1-2028	275,000	283,370
Utilities revenue: 0.09%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	500,000	594,577
Oklahoma: 0.09%
Health revenue: 0.09%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	559,078
Wisconsin: 0.20%
Education revenue: 0.20%
PFA Burrell College of Osteopathic Medicine Project 144A	5.13	6-1-2028	1,230,000	1,249,233
Total Municipal obligations (Cost $15,328,564)				16,201,063
See accompanying notes to portfolio of investments

18  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 0.72%
AFN LLC Series 2019-1A Class A2 144A	4.46%	5-20-2049	$999,579	$ 1,053,993
Capital Automotive Real Estate Services Series 1A Class A6 144A	3.81	2-15-2050	499,167	530,743
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class B	3.77	2-10-2048	2,524,616	2,670,256
JPMorgan Mortgage Trust Series 2019-2 Class A3 144A±±	4.00	8-25-2049	147,070	148,276
Sequoia Mortgage Trust Series 2018-6 Class A19 144A±±	4.00	7-25-2048	223,998	227,494
Total Non-agency mortgage-backed securities (Cost $4,414,593)				4,630,762

	Dividend Yield	Shares
Preferred stocks: 0.08%
Financials: 0.02%
Banks: 0.02%
Itaúsa SA	2.46	38,000	85,186
Information technology: 0.04%
Technology hardware, storage & peripherals: 0.04%
Samsung Electronics Company Limited	4.15	4,016	262,824
Materials: 0.02%
Chemicals: 0.02%
LG Chem Limited	2.63	416	141,665
Total Preferred stocks (Cost $366,160)			489,675

	Interest rate		Principal
Yankee corporate bonds and notes: 9.66%
Communication services: 0.17%
Wireless telecommunication services: 0.17%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	$795,000	840,713
Telesat Canada 144A	5.63	12-6-2026	230,000	230,863
				1,071,576
Energy: 0.39%
Oil, gas & consumable fuels: 0.39%
Baytex Energy Corporation 144A	5.63	6-1-2024	1,260,000	1,269,450
Northriver Midstream Finance LP 144A	5.63	2-15-2026	1,215,000	1,260,563
				2,530,013
Financials: 5.23%
Banks: 4.05%
Barclays plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+4.84%) ʊ±	7.75	9-15-2023	2,160,000	2,373,300
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+4.90%) 144A±	7.88	12-29-2049	1,750,000	1,977,500
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  19

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+6.19%) 144A±	8.13%	12-29-2049	$1,750,000	$ 2,126,250
Danske Bank AS (7 Year Treasury Constant Maturity+4.13%) ʊ±	7.00	6-26-2025	2,300,000	2,573,125
HSBC Holdings plc (USD ICE Swap Rate 11:00am NY 5 Year+4.37%) ±	6.38	12-29-2049	2,000,000	2,229,600
ING Groep NV (USD ICE Swap Rate 11:00am NY 5 Year+4.20%) ʊ±	6.75	4-16-2024	3,800,000	4,189,500
Lloyds Banking Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+4.76%) ±	7.50	4-30-2049	3,665,000	4,168,938
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity+3.46%) ʊ±	5.13	5-13-2025	2,000,000	2,122,500
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year+5.87%) 144A±	8.00	12-29-2049	3,535,000	4,162,463
				25,923,176
Capital markets: 1.18%
Credit Suisse Group AG (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+4.60%) 144A±	7.50	12-29-2049	2,395,000	2,656,869
Credit Suisse Group AG (5 Year Treasury Constant Maturity+4.89%) 144Aʊ±	5.25	2-11-2027	1,000,000	1,057,500
UBS Group Funding Switzerland AG (USD Swap Semi Annual (vs. 6 Month LIBOR) 5 Year+4.87%) ±	7.00	12-29-2049	3,330,000	3,837,825
				7,552,194
Health care: 1.52%
Pharmaceuticals: 1.52%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	7,715,000	7,174,950
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	755,000	820,610
Jazz Securities Designated Activity Company 144A	4.38	1-15-2029	100,000	103,680
Teva Pharmaceutical Finance Netherlands III BV «	6.75	3-1-2028	1,515,000	1,658,925
				9,758,165
Industrials: 0.80%
Aerospace & defense: 0.07%
Bombardier Incorporated 144A	7.13	6-15-2026	170,000	177,990
Bombardier Incorporated 144A«	7.88	4-15-2027	225,000	233,438
				411,428
Airlines: 0.11%
Air Canada 2020-1 Class C Pass Through Trust 144A	10.50	7-15-2026	585,000	725,400
Electrical equipment: 0.28%
Sensata Technologies BV 144A	5.63	11-1-2024	1,605,000	1,783,556
Machinery: 0.13%
Vertical Holdco GmbH 144A	7.63	7-15-2028	780,000	846,448
Trading companies & distributors: 0.21%
FLY Leasing Limited	5.25	10-15-2024	1,315,000	1,324,863
See accompanying notes to portfolio of investments

20  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.46%
Technology hardware, storage & peripherals: 0.46%
Seagate HDD 144A	3.13%	7-15-2029	$1,000,000	$ 968,915
Seagate HDD 144A	4.09	6-1-2029	1,908,000	1,953,410
				2,922,325
Materials: 1.09%
Chemicals: 1.02%
Methanex Corporation	5.13	10-15-2027	3,755,000	4,055,400
Methanex Corporation	5.25	12-15-2029	2,320,000	2,499,800
				6,555,200
Containers & packaging: 0.07%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	405,000	418,163
Total Yankee corporate bonds and notes (Cost $58,203,724)				61,822,507

		Yield	Shares
Short-term investments: 6.86%
Investment companies: 6.86%
Securities Lending Cash Investments LLC ♠∩∞		0.03	7,197,826	7,197,826
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	36,717,985	36,717,985
Total Short-term investments (Cost $43,915,811)				43,915,811
Total investments in securities (Cost $582,280,582)	99.45%			636,819,666
Other assets and liabilities, net	0.55			3,520,045
Total net assets	100.00%			$640,339,711

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
ADR	American depositary receipt
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  21

Portfolio of investments—June 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$126,513,205	$(119,315,379)	$0	$0	$7,197,826		7,197,826	$2,305#
Wells Fargo Government Money Market Fund Select Class	24,438,752	250,248,024	(237,968,791)	0	0	36,717,985		36,717,985	5,127
				$0	$0	$43,915,811	6.86%		$7,432

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
17,674,456 USD	14,800,000 EUR	Citibank NA	9-30-2021	$91,906	$0
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
IBEX 35 Index	286	7-16-2021	$31,147,376	$29,803,282	$0	$(1,344,094)
Bloomberg Commodity Index	841	9-15-2021	8,005,513	7,939,040	0	(66,473)
E-Mini S&P 500 Index	135	9-17-2021	28,598,706	28,948,050	349,344	0
Euro STOXX 50 Futures	251	9-17-2021	12,270,082	12,070,112	0	(199,970)
FTSE 100 Index	96	9-17-2021	9,416,836	9,269,880	0	(146,956)
MSCI Emerging Markets Index	96	9-17-2021	6,598,303	6,551,040	0	(47,263)
Short
Australian Dollars Futures	(247)	9-13-2021	(19,143,799)	(18,520,060)	623,739	0
Mini-DAX Futures	(331)	9-17-2021	(30,826,932)	(30,472,403)	354,529	0
10-Year U.S. Treasury Notes	(290)	9-21-2021	(38,221,582)	(38,425,000)	0	(203,418)
					$1,327,612	$(2,008,174)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit CDX North America High Yield Index	1.00%	Quarterly	12-20-2025	$1,000,000	$101,093	$80,828	$20,265	$0
See accompanying notes to portfolio of investments

22  |  Wells Fargo Diversified Income Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Dow Jones Industrial Average	Morgan Stanley Company Incorporated	(828)	$(28,980,000)	$350.00	7-16-2021	$(92,322)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(1,877)	(15,766,800)	84.00	7-2-2021	0
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(630)	(5,229,000)	83.00	7-9-2021	(43)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(340)	(2,788,000)	82.00	7-9-2021	(212)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(415)	(3,320,000)	80.00	7-16-2021	(10,375)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(587)	(4,901,450)	83.50	7-23-2021	(996)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(41)	(235,750)	57.50	7-2-2021	0
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(185)	(1,045,250)	56.50	7-9-2021	(1,063)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(1,056)	(6,124,800)	58.00	7-16-2021	(11,088)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(411)	(2,322,150)	56.50	7-23-2021	(12,947)
NASDAQ 100 Stock Index	Morgan Stanley Company Incorporated	(6)	(9,315,000)	15,525.00	7-23-2021	(5,910)
Russell 2000 Index	Morgan Stanley Company Incorporated	(14)	(3,486,000)	2,490.00	7-16-2021	(980)
Russell 2000 Index	Morgan Stanley Company Incorporated	(3)	(787,500)	2,625.00	7-23-2021	(105)
S&P 500 Index	Morgan Stanley Company Incorporated	(14)	(6,006,000)	4,290.00	7-2-2021	(26,250)
S&P 500 Index	Morgan Stanley Company Incorporated	(58)	(25,955,000)	4,475.00	7-2-2021	0
S&P 500 Index	Morgan Stanley Company Incorporated	(79)	(35,352,500)	4,475.00	7-9-2021	(1,185)
S&P 500 Index	Morgan Stanley Company Incorporated	(9)	(3,870,000)	4,300.00	7-9-2021	(20,295)
S&P 500 Index	Morgan Stanley Company Incorporated	(13)	(5,512,000)	4,240.00	7-16-2021	(103,025)
S&P 500 Index	Morgan Stanley Company Incorporated	(14)	(6,076,000)	4,340.00	7-23-2021	(31,080)
S&P 500 Index	Morgan Stanley Company Incorporated	(40)	(18,160,000)	4,540.00	7-23-2021	(1,700)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company Incorporated	(900)	(4,410,000)	49.00	7-23-2021	(5,954)
						$(325,530)
See accompanying notes to portfolio of investments

Wells Fargo Diversified Income Builder Fund  |  23

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are

24  |  Wells Fargo Diversified Income Builder Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Wells Fargo Diversified Income Builder Fund  |  25

Notes to portfolio of investments—June 30, 2021 (unaudited)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the OTC market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

26  |  Wells Fargo Diversified Income Builder Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Diversified Income Builder Fund  |  27

Notes to portfolio of investments—June 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$9,972,285	$0	$9,972,285
Common stocks
Communication services	8,958,751	0	0	8,958,751
Consumer discretionary	15,488,779	0	0	15,488,779
Consumer staples	4,361,405	0	0	4,361,405
Energy	3,433,853	0	0	3,433,853
Financials	19,530,924	0	0	19,530,924
Health care	35,965,234	0	0	35,965,234
Industrials	26,688,563	0	0	26,688,563
Information technology	50,530,704	0	0	50,530,704
Materials	11,475,980	0	0	11,475,980
Real estate	2,638,314	0	0	2,638,314
Utilities	3,001,457	0	0	3,001,457
Corporate bonds and notes	0	283,476,266	0	283,476,266
Foreign corporate bonds and notes	0	17,574,557	0	17,574,557
Investment companies	6,341,199	0	0	6,341,199
Loans	0	9,040,304	1,281,273	10,321,577
Municipal obligations	0	16,201,063	0	16,201,063
Non-agency mortgage-backed securities	0	4,630,762	0	4,630,762
Preferred stocks
Financials	85,186	0	0	85,186
Information technology	262,824	0	0	262,824
Materials	141,665	0	0	141,665
Yankee corporate bonds and notes	0	61,822,507	0	61,822,507
Short-term investments
Investment companies	43,915,811	0	0	43,915,811
	232,820,649	402,717,744	1,281,273	636,819,666
Forward foreign currency contract	0	91,906	0	91,906
Futures contracts	1,327,612	0	0	1,327,612
Swap contracts	0	20,265	0	20,265
Total assets	$234,148,261	$402,829,915	$1,281,273	$638,259,449
Liabilities
Futures contracts	$2,008,174	$0	$0	$2,008,174
Written options	0	325,530	0	325,530
Total liabilities	$2,008,174	$325,530	$0	$2,333,704
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2021, $8,926,534 was segregated as cash collateral for open futures contracts and $72,194 was segregated as cash collateral for swap contracts. The Fund also had $250,000 segregated as cash collateral for open forward foreign currency contracts.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

28  |  Wells Fargo Diversified Income Builder Fund